Contingencies, tax uncertainties and commitments - Additional Information (Detail) £ in Millions, R$ in Millions	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 GBP (£)
Disclosure of Contingencies Other Liabilities and Commitments [Line Items]
Uncertain tax position total potential exposure	R$ 46	£ 6
Current Brazil [Member]
Disclosure of Contingencies Other Liabilities and Commitments [Line Items]
Uncertain tax position total potential exposure	R$ 1,314	£ 169